Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other liabilities and provisions.
Contract termination provisions	€ 61,320
Provisions (non-current)	61,320
Provision for onerous contracts	1,922	€ 40,455
Contract termination provisions		81,587
Provisions (current)	1,922	122,042
Total Provisions (current & non-current)	€ 63,242	€ 122,042